DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST  TWO WORLD TRADE CENTER, NEW YORK,
                                              NEW YORK 10048
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1996

DEAR SHAREHOLDER:

During the twelve-months ended December 31, 1996, interest rates on U.S. Treasury securities were highly volatile. In early 1996, interest rates rose as economic data supported the perception that the economy had begun to accelerate. Fueled by consumer demand and reinvigorated by low mortgage rates, rebates and various incentives by the auto dealers, retail sales and housing starts soared. Declining inventories, combined with strong employment data, caused considerable consternation about a quickly rebounding economy and a possible inflation surge. By September, however, evidence of a moderating economy and the perception that the Federal Reserve Board would not take immediate action to slow the economy enabled interest rates to decline rather sharply and quickly. This sentiment was short-lived as the economy again displayed signs of strength in December, resulting in sharply rising interest rates. On December 31, 1996, the 30-year U.S. Treasury bond was yielding 6.64 percent compared to 5.95 percent twelve-months ago.
PERFORMANCE AND PORTFOLIO COMPOSITION
Against this backdrop, Dean Witter U.S. Government Securities Trust produced a total return of 3.16 percent for the twelve-month period ended December 31, 1996. During the same period, the Lehman Brothers General U.S. Government Funds Index returned 2.77 percent, while the Lipper

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 December--1986     10000      10000      10000
                      10392      10220      10050
December--1988        11093      10838      10719
                      12323      12496      12050
December--1990        13370      13595      13016
                      14898      15666      14920
December--1992        15756      16798      15830
                      16880      18589      17147
December--1994        16287      17961      16335
                      19014      21255      19102
December--1996        19614      21844      19486

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable contingent deferred sales charge (CDSC) (1 year--5%, 5 years--2%, 10 years-- 0%). See the Fund's current prospectus for complete details on fees and sales charges.
(3) Closing value assuming a complete redemption on December 31, 1996.
(4) The Lehman Brothers General U.S. Government Index is a broad-based, unmanaged measure of all U.S. Government and U.S. Treasury Securities. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(5) The Lipper General U.S. Government Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper General U.S. Government Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1996, CONTINUED

U.S. Government Fund Index returned 2.01 percent. During the fiscal year, the Fund paid income distributions totaling approximately $0.56 per share and its net asset value declined from $9.21 per share on December 31, 1995, to $8.92 per share at the end of 1996. The accompanying chart illustrates the growth of a $10,000 investment in the Fund for the ten-year period beginning December 31, 1986 through the fiscal year ended December 31, 1996, versus a similar hypothetical investment in the issues that comprise the Lehman Brothers General U.S. Government Index and the Lipper General U.S. Government Funds Index. (The Fund's inception date is June 29, 1984.)

On December 31, 1996, the Fund's net assets exceeded $6.4 billion, with 81 percent of the portfolio invested in Government National Mortgage Association mortgage-backed securities (GNMAs), 15 percent in U.S. Treasury and Resolution Funding Corporation zero coupon securities (REFCORP) and the remaining 4 percent in U.S. Treasury securities. On December 31, 1996, the Fund's duration was approximately 5.5 years. We believe that GNMAs continue to offer significant long-term value, and, in the current investment environment, offer not only an incremental yield incentive over U.S. Treasury securities of similar maturity but also the potential for attractive total return.

LOOKING AHEAD

We expect the U.S. economy to maintain a slow-to-moderate pace for 1997, with inflation remaining at a level similar to 1996. Before taking action to slow the economy, the Federal Reserve Board is likely to look for sustained confirmation of rising inflation and a strong economy.

We appreciate your ongoing support of Dean Witter U.S. Government Securities Trust and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1996

  PRINCIPAL                          DESCRIPTION
  AMOUNT IN                              AND                              COUPON
  THOUSANDS                         MATURITY DATE                          RATE           VALUE
-----------------------------------------------------------------------------------------------------
               MORTGAGE-BACKED SECURITIES (80.5%)
               Government National Mortgage Assoc. I (79.6%)
$     348,269  10/15/22-02/15/24.......................................      6.50 % $     332,053,085
       25,000  (a).....................................................      7.00          24,437,500
    2,194,356  04/15/17-04/15/26.......................................      7.00       2,144,983,431
    1,098,215  11/15/02-06/15/26.......................................      7.50       1,098,557,782
      372,670  10/15/16-07/15/26.......................................      8.00         380,240,075
      390,028  07/15/06-04/15/25.......................................      8.50         404,044,832
      283,195  10/15/08-08/15/21.......................................      9.00         298,239,454
      199,610  10/15/09-12/15/20.......................................      9.50         215,641,679
      214,924  11/15/09-11/15/20.......................................     10.00         235,543,142
          588  04/15/10-06/15/15.......................................     12.50             676,881
                                                                                    -----------------
                                                                                        5,134,417,861
                                                                                    -----------------
               Government National Mortgage Assoc. II (0.7%)
       49,127  01/20/24-02/20/24.......................................      6.50          46,624,166
                                                                                    -----------------
               Government National Mortgage Assoc. GPM I (0.2%)
        9,269  06/15/13-09/15/15.......................................     12.25          10,794,963
                                                                                    -----------------
               TOTAL MORTGAGE-BACKED SECURITIES
               (IDENTIFIED COST $5,168,329,453)...................................      5,191,836,990
                                                                                    -----------------
               U.S. GOVERNMENT OBLIGATIONS (13.4%)
               U.S. Treasury Notes (4.1%)
       29,000  02/28/97................................................      6.875         29,073,370
       42,500  03/31/97................................................      6.875         42,660,650
       75,000  04/15/97................................................      8.50          75,653,250
       58,000  04/30/97................................................      6.875         58,294,640
       55,000  04/15/99................................................      7.00          56,235,850
                                                                                    -----------------
                                                                                          261,917,760
                                                                                    -----------------
               U.S. Treasury Coupon Strips (9.3%)
      123,000  02/15/04................................................      0.00          78,426,030
      380,000  05/15/04................................................      0.00         238,001,600
      385,000  08/15/04................................................      0.00         237,129,200
       75,000  11/15/04................................................      0.00          45,396,750
                                                                                    -----------------
                                                                                          598,953,580
                                                                                    -----------------
               TOTAL U.S. GOVERNMENT OBLIGATIONS
               (IDENTIFIED COST $778,502,738).....................................        860,871,340
                                                                                    -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1996, CONTINUED

  PRINCIPAL                          DESCRIPTION
  AMOUNT IN                              AND                              COUPON
  THOUSANDS                         MATURITY DATE                          RATE           VALUE
-----------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCIES (6.2%)
               Resolution Funding Corp Zero Coupon Strips
$      33,500  07/15/02................................................      0.00 % $      23,649,660
       10,049  10/15/02................................................      0.00           6,975,614
      109,000  04/15/03................................................      0.00          72,932,990
       55,000  07/15/03................................................      0.00          36,196,600
       69,000  10/15/03................................................      0.00          44,616,090
      123,882  01/15/04................................................      0.00          78,748,072
      104,419  04/15/04................................................      0.00          65,220,107
       80,000  07/15/04................................................      0.00          49,127,200
       40,000  04/15/06................................................      0.00          21,746,800
        5,000  10/15/06................................................      0.00           2,626,900
                                                                                    -----------------
               TOTAL U.S. GOVERNMENT AGENCIES
               (IDENTIFIED COST $365,230,502).....................................        401,840,033
                                                                                    -----------------
TOTAL INVESTMENTS
(IDENTIFIED COST $6,312,062,693) (B)......      100.1%  6,454,548,363
LIABILITIES IN EXCESS OF CASH AND OTHER
ASSETS....................................       (0.1)     (5,010,207)
                                                -----   -------------
NET ASSETS................................      100.0%  $6,449,538,156
                                                -----   -------------
                                                -----   -------------

---------------------
GPM  Graduated Payment Mortgage.
(a) Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $211,958,662 and the aggregate gross unrealized depreciation is $69,472,992, resulting in net unrealized appreciation of $142,485,670.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

ASSETS:
Investments in securities, at value
  (identified cost $6,312,062,693)..........................  $ 6,454,548,363
Cash........................................................          449,209
Receivable for:
    Interest................................................       37,055,157
    Shares of beneficial interest sold......................       13,471,656
Prepaid expenses and other assets...........................          100,149
                                                              ---------------
     TOTAL ASSETS...........................................    6,505,624,534
                                                              ---------------
LIABILITIES:
Payable for:
    Investments purchased...................................       24,730,035
    Dividends to shareholders...............................       18,555,177
    Shares of beneficial interest repurchased...............        5,216,188
    Plan of distribution fee................................        4,283,834
    Investment management fee...............................        2,404,212
Accrued expenses and other payables.........................          896,932
                                                              ---------------
     TOTAL LIABILITIES......................................       56,086,378
                                                              ---------------
NET ASSETS:
Paid-in-capital.............................................    7,598,295,399
Net unrealized appreciation.................................      142,485,670
Dividends in excess of net investment income................           (4,722)
Accumulated net realized loss...............................   (1,291,238,191)
                                                              ---------------
     NET ASSETS.............................................  $ 6,449,538,156
                                                              ---------------
                                                              ---------------
NET ASSET VALUE PER SHARE,
  723,414,184 SHARES OUTSTANDING (UNLIMITED SHARES
  AUTHORIZED OF $.01 PAR VALUE).............................
                                                                        $8.92
                                                              ---------------
                                                              ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996

NET INVESTMENT INCOME:
INTEREST INCOME.............................................  $ 533,679,451
                                                              -------------
EXPENSES
Plan of distribution fee....................................     53,189,389
Investment management fee...................................     29,579,546
Transfer agent fees and expenses............................      4,382,628
Custodian fees..............................................      1,025,583
Shareholder reports and notices.............................        177,325
Professional fees...........................................        107,597
Registration fees...........................................         31,140
Trustees' fees and expenses.................................         22,931
Servicing fees..............................................         19,454
Other.......................................................         68,060
                                                              -------------
     TOTAL EXPENSES.........................................     88,603,653
     LESS EXPENSE OFFSET....................................        (20,817)
                                                              -------------
     NET EXPENSES...........................................     88,582,836
                                                              -------------
     NET INVESTMENT INCOME..................................    445,096,615
                                                              -------------
NET REALIZED AND UNREALIZED LOSS:
Net realized loss...........................................    (18,950,945)
Net change in unrealized appreciation.......................   (237,138,336)
                                                              -------------
     NET LOSS...............................................   (256,089,281)
                                                              -------------
NET INCREASE................................................  $ 189,007,334
                                                              -------------
                                                              -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                                  FOR THE YEAR
                                                                FOR THE YEAR          ENDED
                                                                    ENDED         DECEMBER 31,
                                                              DECEMBER 31, 1996       1995
-----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income.......................................   $    445,096,615   $ 522,928,136
Net realized loss...........................................        (18,950,945)    (77,736,417)
Net change in unrealized appreciation/depreciation..........       (237,138,336)    811,733,423
                                                              -----------------   -------------
     NET INCREASE...........................................        189,007,334   1,256,925,142
Dividends from net investment income........................       (447,472,130)   (522,076,848)
Net decrease from transactions in shares of beneficial
  interest..................................................     (1,246,903,069)   (990,646,568)
                                                              -----------------   -------------
     NET DECREASE...........................................     (1,505,367,865)   (255,798,274)
NET ASSETS:
Beginning of period.........................................      7,954,906,021   8,210,704,295
                                                              -----------------   -------------
     END OF PERIOD
    (INCLUDING DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME
    OF $4,722 AND UNDISTRIBUTED NET INVESTMENT INCOME OF
    $2,370,793, RESPECTIVELY)...............................   $  6,449,538,156   $7,954,906,021
                                                              -----------------   -------------
                                                              -----------------   -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1996

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter U.S. Government Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income consistent with safety of principal. The Fund seeks to achieve its objective by investing in obligations issued or guaranteed by the U.S. Government or its instrumentalities. The Fund was organized as a Massachusetts business trust on September 29, 1983 and commenced operations on June 29, 1984.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) all portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (2) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (3) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1996, CONTINUED

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined at the close of each business day: 0.50% to the portion of daily net assets not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.45% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.425% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.40% to the portion of daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.375% to the portion of daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.35% to the portion of daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.325% to the portion of daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.30% to the portion of daily net assets exceeding $12.5 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of

DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1996, CONTINUED

all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 0.75% (0.65% on amounts over $10 billion) of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the Fund's inception (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or (b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor, and other employees or selected broker-dealers who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may be compensated under the Plan for its opportunity costs in advancing such amounts which compensation would be in the form of a carrying charge on any unreimbursed expenses incurred by the Distributor.

Provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered, may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.

Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, total $68,120,003 at December 31, 1996.

DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1996, CONTINUED

The Distributor has informed the Fund that for the year ended December 31, 1996, it received approximately $8,964,000 in contingent deferred sales charges from certain redemptions of the Fund's shares.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The costs of purchases and sales/prepayments of portfolio securities, excluding short-term investments, for the year ended December 31, 1996 were $541,075,742 and $1,760,020,882, respectively.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 1996, the Fund had transfer agent fees and expenses payable of approximately $546,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 1996 included in Trustees' fees and expenses in the Statement of Operations amounted to $1,285. At December 31, 1996, the Fund had an accrued pension liability of $50,453 included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                        FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                                        DECEMBER 31, 1996             DECEMBER 31, 1995
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
Sold.............................................................   44,291,927   $  394,473,930    48,336,027   $429,525,036
Reinvestment of dividends........................................   25,980,320      230,960,458    30,293,874    269,738,501
                                                                   -----------   --------------   -----------   ------------
                                                                    70,272,247      625,434,388    78,629,901    699,263,537
Repurchased......................................................  (210,573,457) (1,872,337,457)  (190,805,203) (1,689,910,105)
                                                                   -----------   --------------   -----------   ------------
Net decrease.....................................................  (140,301,210) $(1,246,903,069) (112,175,302) $(990,646,568)
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1996, CONTINUED

6. FEDERAL INCOME TAX STATUS

At December 31, 1996, the Fund had a net capital loss carryover which may be used to offset future capital gains to the extent provided by regulations which is available through December 31 of the following years:

                                                IN THOUSANDS
  ---------------------------------------------------------------------------------------------------------
    1997        1998        1999        2000        2001        2002        2003        2004        Total
  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
  $ 270,987   $ 108,731   $ 261,525   $ 154,964   $ 263,492   $ 118,056   $  63,667   $  49,143   $1,290,565
  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $673,000 during fiscal 1996.

At December 31, 1996, the Fund had temporary book/tax differences primarily attributable to post-October losses and a permanent book/tax difference attributable to an expired capital loss carryover. To reflect reclassifications arising from permanent book/tax differences for the year ended December 31, 1996, accumulated net realized loss was credited and paid-in-capital was charged $277,199,313.

DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                           FOR THE YEAR ENDED DECEMBER 31
                  ----------------------------------------------------------------------------------------------------------------
                     1996       1995       1994        1993       1992       1991        1990       1989       1988        1987
----------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING
PERFORMANCE:

Net asset value,
 beginning of
 period.......... $     9.21  $    8.41  $    9.31  $     9.30  $    9.52  $    9.37  $     9.51  $    9.42  $    9.75  $    10.33
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Net investment
 income..........       0.56       0.57       0.58        0.64       0.74       0.87        0.90       0.91       0.97        0.96
Net realized and
 unrealized gain
 (loss)..........      (0.29)      0.80      (0.90)       0.01      (0.22)      0.15       (0.14)      0.09      (0.33)      (0.58)
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Total from
 investment
 operations......       0.27       1.37      (0.32)       0.65       0.52       1.02        0.76       1.00       0.64        0.38
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Less dividends
 from net
 investment
 income..........      (0.56)     (0.57)     (0.58)      (0.64)     (0.74)     (0.87)      (0.90)     (0.91)     (0.97)      (0.96)
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

Net asset value,
 end of period... $     8.92  $    9.21  $    8.41  $     9.31  $    9.30  $    9.52  $     9.37  $    9.51  $    9.42  $     9.75
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------
                  ----------  ---------  ---------  ----------  ---------  ---------  ----------  ---------  ---------  ----------

TOTAL INVESTMENT
RETURN+..........       3.16%     16.74%     (3.51)%       7.13%      5.76%     11.43%       8.49%     11.10%      6.74%       3.92%

RATIOS TO AVERAGE
NET ASSETS:
Expenses.........       1.25%      1.24%      1.22%       1.18%      1.20%      1.17%       1.23%      1.19%      1.21%       1.18%

Net investment
 income..........       6.28%      6.44%      6.57%       6.78%      7.91%      9.23%       9.60%      9.62%     10.01%       9.63%

SUPPLEMENTAL DATA:
Net assets, end
 of period, in
 millions........     $6,450     $7,955     $8,211     $12,235    $12,484    $11,736      $9,829    $10,167    $10,366     $10,418

Portfolio
 turnover rate...          8%        14%        26%         32%        40%       104%         54%        44%        15%         51%

------------------------

 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter U.S. Government Securities Trust (the "Fund") at December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and a broker, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
FEBRUARY 18, 1997

                 (This page has been left blank intentionally.)

DEAN WITTER U.S. GOVERNMENT SECURITIES TRUST
                                GROWTH OF $10,000
       DATE                   TOTAL           LEHMAN IX          LIPPER IX
--------------------------------------------------------------------------------
December 31, 1986           $10,000           $10,000           $10,000

December 31, 1987           $10,392           $10,220           $10,050

December 31, 1988           $11,093           $10,938           $10,719

December 31, 1989           $12,323           $12,495           $12,050

December 31, 1990           $13,370           $13,585           $13,016

December 31, 1991           $14,898           $15,666           $14,920

December 31, 1992           $15,756           $16,798           $15,830

December 31, 1993           $16,880           $18,589           $17,147

December 31, 1994           $16,287           $17,961           $16,335

December 31, 1995           $19,014           $21,255           $19,102

December 31, 1996           $19,614(3)        $21,844           $19,486
--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS
                      1 YEAR        5 YEARS        10 YEARS
                ------------------------------------------------
                      3.16(1)        5.65(1)        6.97(1)
                ------------------------------------------------
                     -1.69(2)        5.35(2)        6.97(2)
                ------------------------------------------------


          ------------------------------------------------------------
                   Fund          Lehman (4)          Lipper IX (5)
            -------       -------             -------
          ------------------------------------------------------------
Past performance is not predictive of future returns.

---------------------------------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable contingent deferred sales charge (CDSC) (1 year-5%, 5 years-2%, 10 years-0). See the Fund's current prospectus for complete details on fees and sales charges.

(3)  Closing value, assuming a complete redemption on December 31, 1996.

(4) The Lehman Brothers General U.S. Government Index is a broad-based, unmanaged measure of all U.S. Government and U.S. Treasury Securities. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(5) The Lipper General U.S. Government Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper General U.S. Government Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this index.